SEGMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Segment Reporting, Disclosure of Major Customers									ONEOK Partners' had no single external customer from which we received 10 percent or more of our consolidated gross revenues.	ONEOK Partners' had no single external customer from which we received 10 percent or more of our consolidated gross revenues.	ONEOK Partners had one customer, Dow Hydrocarbons and Resources, L.L.C., from which it received $1.2 billion, or approximately 11 percent, of our consolidated revenues. All of these revenues were earned in the Natural Gas Liquids segment.
Ownership interest									41.20%	43.40%	42.80%
Intersegment revenues	$ 3,449,559	$ 3,135,381	$ 2,768,984	$ 2,517,955	$ 2,916,219	$ 2,547,986	$ 2,125,232	$ 2,594,684	$ 11,871,879	$ 10,184,121	$ 11,324,970
Revenues	3,449,559	3,135,381	2,768,984	2,517,955	2,916,219	2,547,986	2,125,232	2,594,684	11,871,879	10,184,121	11,324,970
Net margin	441,579	424,222	412,758	371,107	399,966	420,262	401,888	421,686	1,649,666	1,643,802	1,579,725
Operating costs									541,586	491,725	477,178
Depreciation and amortization									239,343	205,334	179,504
Goodwill, Impairment Loss									0	10,255	0
Gain (loss) on sale of assets									11,881	6,736	(963)
Operating income									880,618	953,479	922,080
Equity earnings from investments									110,517	123,024	127,246
Investments in unconsolidated affiliates	1,229,838				1,221,405				1,229,838	1,221,405	1,223,398
Total assets	17,741,481				15,900,973				17,741,481	15,900,973	13,707,539
Noncontrolling interests in consolidated subsidiaries	2,507,329				2,102,841				2,507,329	2,102,841	1,561,159
Capital expenditures									(2,256,585)	(1,866,153)	(1,336,067)
Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									2,051,482	1,515,713	1,533,474
Revenues									2,051,482	1,515,713	1,533,474
Net margin									500,627	455,170	402,854
Operating costs									193,293	164,033	153,686
Depreciation and amortization									103,962	83,031	68,255
Gain (loss) on sale of assets									436	2,278	(299)
Operating income									203,808	210,384	180,614
Equity earnings from investments									23,493	29,103	30,523
Investments in unconsolidated affiliates	333,179				333,210				333,179	333,210	324,610
Total assets	3,949,813				3,040,198				3,949,813	3,040,198	2,424,626
Noncontrolling interests in consolidated subsidiaries	4,521				4,752				4,521	4,752	0
Capital expenditures									(774,379)	(566,126)	(623,739)
Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									325,514	320,385	337,799
Revenues									325,514	320,385	337,799
Net margin									285,719	286,060	284,393
Operating costs									101,182	101,899	108,635
Depreciation and amortization									43,541	45,726	45,390
Gain (loss) on sale of assets									10,602	5,390	(286)
Operating income									151,598	143,825	130,082
Equity earnings from investments									65,046	73,220	76,870
Investments in unconsolidated affiliates	404,803				393,317				404,803	393,317	423,603
Total assets	1,817,675				1,812,711				1,817,675	1,812,711	1,886,046
Noncontrolling interests in consolidated subsidiaries	0				0				0	0	5,171
Capital expenditures									(34,699)	(25,383)	(37,846)
Natural Gas Pipelines [Member] | Natural Gas Pipelines Regulated [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									246,900	251,500	265,200
Revenues									246,900	251,500	265,200
Net margin									217,600	220,300	218,200
Operating income									90,500	99,300	88,000
Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									10,778,027	9,256,663	10,361,279
Revenues									10,778,027	9,256,663	10,361,279
Net margin									869,938	907,340	891,788
Operating costs									236,638	223,844	198,907
Depreciation and amortization									89,240	74,344	63,904
Gain (loss) on sale of assets									843	(932)	(378)
Operating income									544,903	608,220	628,599
Equity earnings from investments									21,978	20,701	19,853
Investments in unconsolidated affiliates	491,856				494,878				491,856	494,878	475,185
Total assets	6,938,633				5,620,420				6,938,633	5,620,420	4,595,852
Noncontrolling interests in consolidated subsidiaries	0				0				0	0	0
Capital expenditures									(1,128,345)	(968,549)	(401,278)
Natural Gas Liquids [Member] | Natural Gas Liquids Regulated [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									534,800	470,600	393,300
Revenues									534,800	470,600	393,300
Net margin									327,400	276,300	250,800
Operating income									190,500	162,800	144,800
Energy Services [Member]
Segment Reporting Information [Line Items]
Goodwill, Impairment Loss										10,300
Corporate Elimination [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									(1,283,144)	(908,640)	(907,582)
Revenues									(1,283,144)	(908,640)	(907,582)
Net margin									(6,618)	(4,768)	690
Operating costs									10,473	1,949	15,950
Depreciation and amortization									2,600	2,233	1,955
Gain (loss) on sale of assets									0	0	0
Operating income									(19,691)	(8,950)	(17,215)
Equity earnings from investments									0	0	0
Investments in unconsolidated affiliates	0				0				0	0	0
Total assets	5,035,360				5,427,644				5,035,360	5,427,644	4,801,015
Noncontrolling interests in consolidated subsidiaries	2,502,808				2,098,089				2,502,808	2,098,089	1,555,988
Capital expenditures									(319,162)	(306,095)	(273,204)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									0	0	0
Revenues									0	0	0
Operating Segments [Member] | Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									1,147,713	825,948	871,943
Revenues									1,147,713	825,948	871,943
Operating Segments [Member] | Natural Gas Gathering And Processing [Member] | Natural Gas Liquids Regulated [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									449,900	397,700	267,000
Revenues									449,900	397,700	267,000
Operating Segments [Member] | Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									4,127	4,388	1,847
Revenues									4,127	4,388	1,847
Operating Segments [Member] | Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									133,910	80,274	36,155
Revenues									133,910	80,274	36,155
Operating Segments [Member] | Corporate Elimination [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									(1,285,750)	(910,610)	(909,945)
Revenues									(1,285,750)	(910,610)	(909,945)
Affiliated Entity [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									340,743	352,099	403,603
Revenues									340,743	352,099	403,603
Affiliated Entity [Member] | Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									238,600	253,136	298,040
Revenues									238,600	253,136	298,040
Affiliated Entity [Member] | Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									102,143	98,963	105,563
Revenues									102,143	98,963	105,563
Affiliated Entity [Member] | Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									0	0	0
Revenues									0	0	0
Affiliated Entity [Member] | Corporate Elimination [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									0	0	0
Revenues									0	0	0
Unaffiliated entity [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									11,531,136	9,832,022	10,921,367
Revenues									11,531,136	9,832,022	10,921,367
Unaffiliated entity [Member] | Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									665,169	436,629	363,491
Revenues									665,169	436,629	363,491
Unaffiliated entity [Member] | Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									219,244	217,034	230,389
Revenues									219,244	217,034	230,389
Unaffiliated entity [Member] | Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									10,644,117	9,176,389	10,325,124
Revenues									10,644,117	9,176,389	10,325,124
Unaffiliated entity [Member] | Corporate Elimination [Member]
Segment Reporting Information [Line Items]
Intersegment revenues									2,606	1,970	2,363
Revenues									2,606	1,970	2,363
Discontinued Operations [Member] | Corporate Elimination [Member]
Segment Reporting Information [Line Items]
Total assets	4,400,000				4,500,000				4,400,000	4,500,000	4,000,000
Capital expenditures									$ (292,100)	$ (280,300)	$ (242,600)